Cover	Nov. 08, 2021
Cover [Abstract]
Entity Registrant Name	Creative Medical Technology Holdings, Inc.
Entity Central Index Key	0001187953
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Nov. 08, 2021
Entity Ex Transition Period	false
Entity File Number	000-53500
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0622284
Entity Address Address Line 1	211 E Osborn Road
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85012
City Area Code	833
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	336-7636